Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment

11.	Property, plant and equipment

	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2023	275,929,775	1,721,798,317	462,736,790	50,922,411	151,507,789	80,908,578	2,743,803,660
Additions	147,145,200	153,448,719	438,537	—	33,639,949	4,654,552	339,326,957	(2)
Transfers	(958)	23,399,357	(4,821)	—	5,336,803	52,041	28,782,422	(1)
Disposals	—	(23,273,131)	—	—	(17,959)	(103,612)	(23,394,702)
12-31-2023	423,074,017	1,875,373,262	463,170,506	50,922,411	190,466,582	85,511,559	3,088,518,337

Additions	3,518,873	63,364,414	—	—	93,981,012	17,386,899	178,251,198
Transfers	162,307	1,418,205	—	—	(1,593,687)	13,175	—
Disposals	—	(33,454)	—	—	(1,218,208)	(355,959)	(1,607,621)
12-31-2024	426,755,197	1,940,122,427	463,170,506	50,922,411	281,635,699	102,555,674	3,265,161,914

	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Depreciation and impairment

01-01-2023	57,996,253	1,055,478,273	119,681,465	29,664,737	73,802,297	65,056,196	1,401,679,221
Depreciation for the year	11,319,580	104,001,774	20,957,384	—	—	3,247,890	139,526,628
Disposals and (Impairment reversal) / Impairment, net	(14,008,982)	(60,154,580)	(40,374,796)	(13,361,697)	21,448,454	1,082,690	(105,368,911)
12-31-2023	55,306,851	1,099,325,467	100,264,053	16,303,040	95,250,751	69,386,776	1,435,836,938

Depreciation for the year	14,655,194	69,810,451	23,324,738	—	—	3,303,375	111,093,758
Disposals and Impairment	5,250,176	46,110,469	23,352,958	12,569,809	12,483,692	593,925	100,361,029
12-31-2024	75,212,221	1,215,246,387	146,941,749	28,872,849	107,734,443	73,284,076	1,647,291,725

Net book value:
12-31-2024	351,542,976	724,876,040	316,228,757	22,049,562	173,901,256	29,271,598	1,617,870,189
12-31-2023	367,767,166	776,047,795	362,906,453	34,619,371	95,215,831	16,124,783	1,652,681,399

(1)	Transferred from inventories.
(2)	Includes 221,312,844 that were added to the Company’s equity through the business combinations occurred during 2023 that are described in Note 2.2.20.